Shareholder Report, Holdings (Details) - C000151946 [Member]	Apr. 30, 2026
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.40%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.50%
SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.50%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.70%
FINLAND
Holdings [Line Items]
Percent of Net Asset Value	13.20%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	19.40%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	17.30%